Income Taxes	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Taxes
21)	INCOME TAXES
21.1) INCOME TAXES FOR THE PERIOD

The amounts of income tax expense in the statements of operations for 2021, 2020 and 2019 are summarized as follows:

	2021	2020	2019

Current income tax expense	$179	167	138
Deferred income tax expense (income)	(35)	(122)	19

	$144	45	157

21.2) DEFERRED INCOME TAXES
As

of December 31, 2021 and 2020, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

	2021	2020

Deferred tax assets:
Tax loss carryforwards and other tax credits	$662	777
Accounts payable and accrued expenses	808	558
Intangible assets, net	138	49

Total deferred tax assets, gross	1,608	1,384
Presentation offset regarding same legal entity	(1,046)	(644)

	562	740

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,502)	(1,273)
Investments and other assets	(29)	(29)

Total deferred tax liabilities, gross	(1,531)	(1,302)
Presentation offset regarding same legal entity	1,046	644

Total deferred tax liabilities, net in the statement of financial position	(485)	(658)

Net deferred tax assets (liabilities)	$77	82

Out of which:
Net deferred tax liabilities in Mexican entities 1	$(81)	(77)
Net deferred tax assets in foreign entities 2	158	159

Net deferred tax assets	$77	82

1
Net deferred tax liabilities in Mexico at the reporting date mainly refer to a temporary difference resulting when comparing the carrying amount of property, machinery and equipment, against their corresponding tax values (remaining tax-deductible
amount), partially offset by certain deferred tax assets from tax loss carryforwards that are expected to be recovered in the future against taxable income. When the book value is greater than the related tax value results in a deferred tax liability. In 2011, upon transition to IFRS, CEMEX elected to measure its fixed assets at fair value, which resulted in a significant increase in book value, mainly associated with the revaluation of mineral reserves. Such restated amounts are depleted to the income statement in a period close to 35 years, generating accounting expense that is not tax-deductible;
hence the temporary difference will gradually reverse over time but does not represent a payment obligation to the tax authority at the reporting date.

2
Net deferred tax assets in foreign entities in 2021 and 2020 are mainly related to tax loss carryforwards recognized in prior years, mainly in the United States, that are expected to be recovered in the future against taxable income.

As

of December 31,
2021
and 2020, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities
:

	2021			2020
	Assets	Liabilities	Net	Assets	Liabilities	Net

Mexican entities	$191	(272)	(81)	$152	(229)	(77)
Foreign entities	371	(213)	158	588	(429)	159

	$562	(485)	77	$740	(658)	82

The

breakdown of changes in consolidated deferred income taxes during 2021, 2020 and 2019 was as follows:

	2021	2020	2019

Deferred income tax expense (income) in the income statement	$(35)	(122)	19
Deferred income tax revenue in stockholders’ equity	(38)	(41)	(59)
Reclassifications 1	78	(12)	3

Change in deferred income tax during the period	$5	(175)	(37)

1	In 2021, 2020 and 2019, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 5.2).
Current and/or deferred income tax relative to items of other comprehensive income during 2021, 2020 and 2019 were as follows:

	2021	2020	2019

Revenue related to foreign exchange fluctuations from intercompany balances (note 22.2)	$(6)	(19)	(19)
Expense (revenue) associated to actuarial results (note 22.2)	26	(41)	(29)
Revenue related to derivative financial instruments (note 18.4)	(1)	14	(34)
Expense (revenue) from foreign currency translation and other effects	(63)	(14)	4

	$(44)	(60)	(78)

As of December 31, 2021, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards

2022	$4,341	4,340	1
2023	274	258	16
2024	426	195	231
2025	185	148	37
2026 and thereafter	9,569	7,221	2,348

	$14,795	12,162	2,633

As of December 31, 2021, in connection with CEMEX’s deferred tax loss carryforwards presented in the table above, to realize the benefits associated with such deferred tax assets that have been recognized, before their expiration, CEMEX would need to generate $2,633 in consolidated pre-tax
income in future periods. Based on the same forecasts of future cash flows and operating results used by CEMEX’s management to allocate resources and evaluate performance in the countries in which CEMEX operates, along with the implementation of feasible tax strategies, CEMEX believes that it will recover the balance of its tax loss carryforwards that have been recognized before their expiration. In addition, CEMEX concluded that, the deferred tax liabilities that were considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of CEMEX’s deferred tax assets refers to operating segments and tax jurisdictions in which CEMEX is currently generating taxable income or in which, according to CEMEX’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.
The Parent Company does not recognize a deferred income tax liability related to its investments in subsidiaries considering that CEMEX controls the reversal of the temporary differences arising from these investments and management is satisfied that such temporary differences will not reverse in the foreseeable future.
21.3) RECONCILIATION OF EFFECTIVE INCOME TAX RATE
For the years ended December 31, 2021, 2020 and 2019, the effective consolidated income tax rates were as follows:

	2021	2020	2019

Earnings before income tax	$932	(1,302)	238
Income tax expense	(144)	(45)	(157)

Effective consolidated income tax expense rate 1	15.5%	(3.5)%	66.0%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.
Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2021, 2020 and 2019 were as follows:

	2021		2020		2019
	%	$	%	$	%	$

Mexican statutory tax rate	30.0	280	30.0	(391)	30.0	71
Difference between accounting and tax expenses, net 1	4.8	45	(18.4)	240	111.2	265
Non-taxable sale of equity securities and fixed assets	(3.8)	(35)	1.3	(17)	(13.4)	(32)
Difference between book and tax inflation	23.9	223	(7.1)	92	38.1	91
Differences in the income tax rates in the countries where CEMEX operates 2	4.7	44	(0.9)	12	(31.9)	(76)
Changes in deferred tax assets 3	(48.7)	(454)	(9.6)	125	(59.8)	(142)
Changes in provisions for uncertain tax positions	2.6	24	0.2	(3)	(5.2)	(12)
Others	2.0	17	1.0	(13)	(3.0)	(8)

Effective consolidated income tax expense rate	15.5	144	(3.5)	45	66.0	157

1
In 2020 includes $312, related to the effects of the impairment charges which are basically non-deductible
(note 8). In 2019, includes $117 of difference between book and tax foreign exchang
e
 fluctuations of the Parent Company.

2
Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates and includes the effect related to the change in statutory tax rate in Colombia from 30% to 35%.

3	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.
The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2021 and
2020:

	2021		2020
	Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation

Tax loss carryforwards generated and not recognized during the year	$—	9	—	178
Derecognition related to tax loss carryforwards recognized in prior years	(145)	—	(70)	12
Recognition related to unrecognized tax loss carryforwards	19	(460)	82	(84)
Foreign currency translation and other effects	11	(3)	8	19

Changes in deferred tax assets	$(115)	(454)	20	125

21.4) UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS
Uncertain tax positions
As of December 31, 2021 and 2020, as part of current provisions and non-current
other liabilities (note 19), CEMEX has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authority would differ from the position adopted by CEMEX. As of December 31, 2021, the tax returns submitted by some subsidiaries of CEMEX located in several countries are under review by the respective tax authorities in the ordinary course of business. CEMEX cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements. A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019, excluding interest and penalties, is as follows:

	2021	2020	2019

Balance of tax positions at beginning of the period	$27	28	44
Adoption effects of IFRIC 23 credited to retained earnings (note 3.1)	—	—	(6)
Additions for tax positions of prior periods	4	—	—
Additions for tax positions of current period	27	3	4
Reductions for tax positions related to prior periods and other items	(2)	(1)	(13)
Settlements and reclassifications	(5)	(3)	—
Expiration of the statute of limitations	(2)	(2)	(2)
Foreign currency translation effects	(1)	2	1

Balance of tax positions at end of the period	$48	27	28

Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although CEMEX believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to uncertain tax positions, as finalizing audits with the income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.
Significant tax proceedings
As of December 31, 2021, the Company’s most significant tax proceedings are as follows:

•
The tax authorities in Spain (“the Spanish Tax Authorities”) challenged part of the tax loss carryforwards reported by CEMEX España covering the tax years from and including 2006 to 2009. During 2013, the Spanish Tax Authorities notified CEMEX España of fines in the aggregate amount of $518. In April 2014, CEMEX España filed appeals against such resolution before the
Tribunal Económico Administrativo
Central
(“TEAC”) of the Spanish Tax Authorities. On September 20, 2017, CEMEX España was notified by the TEAC about an adverse resolution to such appeals. CEMEX España filed a recourse against such resolution in November 2017 before the National Court (
Audiencia Nacional
) and applied for the suspension of the payment before the National Court until the case is finally resolved. On January 31, 2018, the National Court notified CEMEX España of the granting of the suspension of the payment, subject to the provision of guarantees on or before April 2, 2018. In this regard, CEMEX España provided the respective guarantees in the form of a combination of a liability insurance policy and a mortgage of several assets in Spain. In November 2018, the National Court confirmed the acceptance of the guarantees by the Spanish Tax Authorities, which ensures the suspension of the payment until the recourses are definitively resolved. On November 30, 2021, the National Court issued a judgment rejecting the appeal filed by CEMEX España against the resolution of the TEAC, confirming the imposed fines. CEMEX España will request the Spanish Supreme Court to admit a cassation appeal against this judgement issued by the National Court. As of December 31, 2021, CEMEX believes an adverse resolution in these proceedings is not probable and no accruals have been created in connection with these proceedings. Nonetheless, it is difficult to assess with certainty the likelihood of an adverse result, and the appeals that CEMEX España has filed could take an extended amount of time to be resolved, but if adversely resolved, these proceedings could have a material adverse impact on CEMEX’s results of operations, liquidity or financial position.

•
On March 26, 2021, the Spanish Tax Authorities notified CEMEX España of an assessment for Income Taxes in an amount in euros equivalent to $55 as of December 31, 2021, plus late interest, derived from a tax audit process covering the tax years 2010 to 2014. This assessment has been appealed before the TEAC. In order for the suspension of the payment of the tax assessment to be granted, CEMEX España provided a payment guarantee which was approved by such tax authorities. Moreover, on December 3, 2021, the Spanish Tax Authorities notified CEMEX España of a penalty for an amount in euros equivalent to $78, derived from the tax audit process covering the same period from 2010 to 2014. This assessment is expected to be appealed before the TEAC. Until this appeal is resolved, no payment will be made and the company is not required to furnish a guarantee for the filing of the appeal. As of December 31, 2021, CEMEX believes an adverse resolution in these proceedings are not probable and no accruals have been created in connection with these proceedings. Nonetheless, it is difficult to assess with certainty the likelihood of an adverse result, and the appeals that CEMEX España has filed could take an extended amount of time to be resolved, but if adversely resolved, these proceedings could have a material adverse impact on CEMEX’s results of operations, liquidity or financial position.

•
On April 6, 2018, CEMEX Colombia received a special proceeding from the Colombian Tax Authority (the “Tax Authority”), where certain deductions included in the 2012 income tax return were rejected. The Tax Authority assessed an increase in the income tax payable by CEMEX Colombia and imposed an inaccuracy penalty for amounts in Colombian pesos equivalent to $31 of income tax and $31 of penalty. On June 22, 2018, CEMEX Colombia filed a response to the special proceeding within the legal term. On December 28, 2018, CEMEX Colombia received an official review settlement ratifying the rejected deductible items and amounts. CEMEX Colombia filed a reconsideration request on February 21, 2019. On January 8, 2020, CEMEX Colombia was notified that, in response to the appeal filed by it, the Tax Authority had confirmed its assessment that CEMEX Colombia is required to pay increased taxes and corresponding penalties, as previously notified on April 6, 2018. On July 1, 2020, CEMEX Colombia filed an appeal against the aforementioned resolution in the Administrative Court of Cundinamarca. In addition, on March 10, 2020, the Tax Authority issued a complementary administrative act, in which the authority claims the payment of the credit balance that was originated in the 2012 tax declaration and that was offset with taxes from subsequent years. CEMEX Colombia filed its response on June 2, 2020. On October 25, 2021, the Tax Authority issued a resolution confirming the imposed penalty due to inadmissible compensation. The penalty is an amount in Colombian pesos equivalent to $14 as of December 31, 2021. CEMEX Colombia filed an appeal before the Administrative Court of Cundinamarca on December 16, 2021. The Administrative Court of Cundinamarca has not responded to the filed appeal, and it is estimated that the procedure will last at least 2 years If the proceeding is adversely resolved in the final stage, CEMEX Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2021, at this stage of the proceeding, CEMEX considers that an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; if adversely resolved, CEMEX believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of CEMEX.

•
In September 2012, the Tax Authority requested CEMEX Colombia to amend its income tax return for the year 2011 in connection with several deductible expenses including the amortization of goodwill. CEMEX Colombia rejected the arguments of the ordinary request and filed a motion requesting the case to be closed. The 2011 income tax return was under audit of the Tax Authority from August 2013 until September 5, 2018, when CEMEX Colombia was notified of a special proceeding in which the Tax Authority rejected certain deductions included in such income tax return of the year 2011 and determined an increase in the income tax payable and imposed a penalty for amounts in Colombian pesos equivalent to $21 of income tax and $21 of penalty. CEMEX Colombia filed a response to the special proceeding on November 30, 2018 and the Tax Authority notified the official review liquidation on May 15, 2019, maintaining the claims of the special proceeding; therefore, CEMEX Colombia filed an appeal within the legal term on July 11, 2019. On July 6, 2020, CEMEX Colombia was notified about a resolution confirming the official liquidation. On October 22, 2020, CEMEX Colombia filed an appeal against such resolution in the Administrative Court of Cundinamarca and on September 13, 2021 the appeal was admitted. If the proceeding is adversely resolved in its final stage, CEMEX Colombia would have to pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the date of payment. As of December 31, 2021, at this stage of the proceeding, CEMEX considers that an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; if adversely resolved, CEMEX believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of CEMEX.